Short-term and long-term borrowings	12 Months Ended
Dec. 31, 2023
Short-term and long-term borrowings
Short-term and long-term borrowings

12. Short-term and long-term borrowings

The following is a summary of short-term and long-term borrowings:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings, including short-term portions of long-term borrowings	7,517	7,277	1,025
Long-term borrowings	11,959	10,395	1,464

As of December 31, 2022 and 2023, the Group had short-term borrowings from banks which were repayable within one year, with interests charged at rates ranging from 0.2% to 8.0% and 0.2% to 10.3% per annum, respectively.

As of December 31, 2022 and 2023, the Group had long-term borrowings from banks which were repayable over one year, with interests charged at rates ranging from 0.2% to 1.3% and 0.2% to 1.3% per annum, respectively. The repayment terms of Group’s long-term borrowings from banks ranged from three years to eight years and the principals and interests are repaid on monthly or quarterly basis or upon maturity.

The above borrowings contain certain standard covenants including, among others, limitation on liens, liquidation and dissolution of the Group, significant change of the Group’s capital structure and external investments. The Group was in compliance with all of the loan covenants as of December 31, 2022 and 2023.

The following table summarizes the aggregate required repayments of the principal amounts of the Group’s long-term borrowing:

As of December 31,
2023
RMB
2025	5,201
2026	2,370
2027	1,130
2028 and thereafter	1,694
Total	10,395